SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - Precision Strip Retirement and Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($) shares
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	95-1142616
Plan number	001
Participants loans latest maturity date	Oct. 31, 2035
Participant loans	$ 7,443,954
Total	$ 405,006,590
Investment, Identifier [Axis]: BlackRock High Yield Bond Portfolio Institutional Shares, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:BlackrockHighYieldBondPortfolioInstitutionalSharesMember
Investment type	Mutual funds
Number of shares | shares	142,691
Current Value	$ 1,030,229
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Commingled Pension Trust Fund (Large Cap Growth) of JPMorgan Chase Bank, N.A.
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:CommingledPensionTrustFundLargeCapGrowthOfJpmorganChaseBankN.a.Member
Investment type	Commingled funds
Number of shares | shares	321,633
Current Value	$ 40,773,418
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA Global Real Estate Securities Portfolio, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:DfaGlobalRealEstateSecuritiesPortfolioMember
Investment type	Mutual funds
Number of shares | shares	30,535
Current Value	$ 319,706
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Diversified International Commingled Pool Class A
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityDiversifiedInternationalCommingledPoolClassaMember
Investment type	Commingled funds
Number of shares | shares	456,470
Current Value	$ 10,955,277
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2010 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2010CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	2,358
Current Value	$ 55,020
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2015 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2015CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	958
Current Value	$ 24,105
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2020 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2020CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	52,336
Current Value	$ 1,371,197
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2025 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2025CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	337,740
Current Value	$ 9,716,773
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2030 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2030CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	1,087,833
Current Value	$ 33,004,848
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2035 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2035CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	822,663
Current Value	$ 28,332,501
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2040 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2040CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	730,650
Current Value	$ 27,004,814
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2045 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2045CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	750,475
Current Value	$ 28,548,071
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2050 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2050CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	583,709
Current Value	$ 21,883,260
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2055 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2055CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	507,507
Current Value	$ 20,411,917
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2060 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2060CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	459,724
Current Value	$ 12,394,152
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2065 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2065CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	403,734
Current Value	$ 8,276,542
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend 2070 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2070CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	18,994
Current Value	$ 234,958
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend Retirement Fund Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlendRetirementFundClassSMember
Investment type	Commingled funds
Number of shares | shares	61,957
Current Value	$ 1,152,408
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Inflation-Protected Bond Index Fund, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityInflationProtectedBondIndexFundMember
Investment type	Mutual funds
Number of shares | shares	23,056
Current Value	$ 210,271
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, Fidelity Brokerage Link
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityInvestmentsFidelityBrokeragelinkMember
Investment type	Self-directed brokerage accounts
Current Value	$ 1,322,574
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, Fidelity Managed Income Portfolio II Class 2
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityInvestmentsFidelityManagedIncomePortfolioIiClass2Member
Investment type	Common collective trust
Current Value	$ 9,453,331
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, Interest-bearing Cash
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityInvestmentsInterestBearingCashMember
Investment type	Cash and cash equivalents
Current Value	$ 945,344
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityU.s.BondIndexFundMember
Investment type	Mutual funds
Number of shares | shares	186,083
Current Value	$ 1,965,040
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Gabelli Funds, Gabelli US Treasury Money Market Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:GabelliFundsGabelliUsTreasuryMoneyMarketFundMember
Investment type	Cash and cash equivalents
Current Value	$ 5,496,423
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Hartford Small Company HLS Fund Class IA, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:HartfordSmallCompanyHlsFundClassIaMember
Investment type	Mutual funds
Number of shares | shares	914,805
Current Value	$ 18,241,215
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MFS Value Fund Class R6, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:MfsValueFundClassR6Member
Investment type	Mutual funds
Number of shares | shares	621,439
Current Value	$ 31,016,042
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: PIMCO Total Return Institutional Class, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:PimcoTotalReturnInstitutionalClassMember
Investment type	Mutual funds
Number of shares | shares	701,482
Current Value	$ 6,215,132
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Reliance Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:RelianceInc.SharesMember
Investment type	Reliance, Inc. stock fund
Number of shares | shares	77,659
Current Value	$ 22,433,355
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Spartan 500 Index Pool Class E
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:Spartan500IndexPoolClassEMember
Investment type	Commingled funds
Number of shares | shares	141,522
Current Value	$ 46,001,760
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Spartan Extended Market Index Pool Class E
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:SpartanExtendedMarketIndexPoolClassEMember
Investment type	Commingled funds
Number of shares | shares	13,798
Current Value	$ 2,627,262
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Spartan Total International Index Pool Class E
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:SpartanTotalInternationalIndexPoolClassEMember
Investment type	Commingled funds
Number of shares | shares	11,097
Current Value	$ 1,589,836
Investment party in interest	true
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Total International Bond Index Fund, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:VanguardTotalInternationalBondIndexFundMember
Investment type	Mutual funds
Number of shares | shares	4,697
Current Value	$ 90,931
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Victory Sycamore Small Company Opportunity, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:VictorySycamoreSmallCompanyOpportunityMember
Investment type	Mutual funds
Number of shares | shares	98,260
Current Value	$ 4,464,924
Investments participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Mutual funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 63,553,490
Commingled funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	294,358,119
Cash and cash equivalents
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 6,441,767
Maximum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Loan interest rate (as a percent)	9.50%
Minimum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Loan interest rate (as a percent)	4.25%